Note 11 - Other Assets (Details) - Other Assets (USD $)	Jun. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Other Assets [Abstract]0
Prepaid expenses	$ 477,000	$ 520,000	$ 680,000
Deposits	490,000	304,000	88,000
Investments in unaffiliated entity		157,000	157,000
Deferred financing costs			26,000
Total	$ 967,000	$ 981,000	$ 951,000